Stockholders' Equity - RSU Activity (Detail) - RSUs - $ / shares	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018	Jan. 31, 2017
Number of Units
Unvested at beginning of period (in shares)	23,080,543	16,830,286	5,887,182
Granted (in shares)	6,546,327	8,180,020	12,013,428
Vested (in shares)	(9,876,534)	(7,414,543)
Canceled (in shares)	(680,674)	(1,929,763)	(1,070,324)
Unvested at end of period (in shares)	19,069,662	23,080,543	16,830,286
Weighted-Average Grant Date Fair Value
Unvested at beginning of period (in usd per share)	$ 17.54	$ 17.80	$ 17.21
Granted (in usd per share)	54.66	17.04	18.04
Vested (in usd per share)	17.67
Canceled (in usd per share)	19.37	17.71	17.31
Unvested at end of period (in usd per share)	$ 29.49	$ 17.54	$ 17.80